Leases - Cash outflows related to leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Right of use assets	£ 240	£ 220	£ 130
Short term leases	49	64
Total cash outflow	£ 289	£ 284